Document And Entity Information	Jul. 01, 2019
Document Information [Line Items]
EntityRegistrantName	Cable One, Inc.
DocumentType	8-K
DocumentPeriodEndDate	Jul. 01, 2019
EntityIncorporationStateCountryCode	DE
EntityFileNumber	001-36863
EntityTaxIdentificationNumber	13-3060083
EntityAddressAddressLine1	210 E. Earll Drive
EntityAddressCityOrTown	Phoenix
EntityAddressStateOrProvince	AZ
EntityAddressPostalZipCode	85012
CityAreaCode	602
LocalPhoneNumber	364-6000
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Security12bTitle	Common Stock
TradingSymbol	CABO
SecurityExchangeName	NYSE
AmendmentFlag	false
EntityCentralIndexKey	0001632127
EntityEmergingGrowthCompany	false